Average Annual Total Returns - Admiral - Vanguard FTSE Social Index Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions Since Inception	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE4Good US Select Index (reflects no deduction for fees, expenses, or taxes) 1 Year	FTSE4Good US Select Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	22.67%	24.54%	Feb. 07, 2019	22.22%	24.06%	13.61%	19.00%	22.79%	24.68%	20.79%	21.75%